UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1998

Check here if Amendment [ ]; Amendment Number: _____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Capital Advisors, Inc.
Address: 320 South Boston
         Suite 825
         Tulsa, OK 74103

Form 13F File Number:    28-2644

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all require items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Lori A. Smith
Title:    Chief Operating Officer
Phone:    918-599-0045
Signature, Place, and Date of Signing:

     Lori A. Smith     Tulsa, OK     August 12, 1999

Report Type (Check only one):

[X]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     60

Form 13F Information Table Value Total:     $203287
                                            (Thousands)

List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A T & T CORPORATION            COM              001957109     6168    81420 SH       SOLE                    81420
AMBAC FINANCIAL GROUP INC.     COM              023139108      277     4600 SH       SOLE                     4600
AMERICA ONLINE INC.            COM              02364J104     7584    48890 SH       SOLE                    48890
AMERICAN EXPRESS               COM              025816109     6188    60368 SH       SOLE                    60368
AUTOMATIC DATA PROCESSING      COM              053015103     8981   111994 SH       SOLE                   111994
BRISTOL-MYERS SQUIBB CO.       COM              110122108     6469    48341 SH       SOLE                    48341
CAMPBELL SOUP                  COM              134429109     2075    37735 SH       SOLE                    37735
CHOICEPOINT INC.               COM              170388102      265     4110 SH       SOLE                     4110
CISCO SYSTEMS                  COM              17275R102     9957   107277 SH       SOLE                   107277
CITIGROUP INC                  COM              172967101      550    11070 SH       SOLE                    11070
COCA-COLA COMPANY, THE         COM              191216100      333     4975 SH       SOLE                     4975
COMPAQ COMPUTER                COM              204493100      464    11050 SH       SOLE                    11050
DELL COMPUTER CORP             COM              247025109     9111   124495 SH       SOLE                   124495
DU PONT DE NUMOURS & CO.       COM              263534109      210     3950 SH       SOLE                     3950
E M C CORPORATION              COM              268648102      306     3600 SH       SOLE                     3600
ENSCO INTERNATIONAL, INC.      COM              26874Q100      868    81230 SH       SOLE                    81230
EQUIFAX                        COM              294429105     6112   178778 SH       SOLE                   178778
ERICSSON(LM)TELE CO NEW ADR CL ADR              294821400      732    30600 SH       SOLE                    30600
EXXON CORPORATION              COM              302290101     1374    18796 SH       SOLE                    18796
FANNIE MAE                     COM              313586109     1153    15580 SH       SOLE                    15580
GENERAL ELECTRIC COMPANY       COM              369604103     1122    11000 SH       SOLE                    11000
GILLETTE COMPANY               COM              375766102     6874   143779 SH       SOLE                   143779
GLOBAL MARINE                  COM              379352404      699    77715 SH       SOLE                    77715
HALIBURTON COMPANY             COM              406216101      290     9801 SH       SOLE                     9801
HOME DEPOT                     COM              437076102      331     5408 SH       SOLE                     5408
I B M CORPORATION              COM              459200101     8919    48374 SH       SOLE                    48374
INTEL CORP.                    COM              458140100    16263   137168 SH       SOLE                   137168
JOHNSON & JOHNSON              COM              478160104     8474   101028 SH       SOLE                   101028
LILLY ELI & COMPANY            COM              532457108      695     7825 SH       SOLE                     7825
LUCENT TECHNOLOGIES            COM              549463107     7341    66777 SH       SOLE                    66777
MARSH & MCLENNAN COS. INC.     COM              571748102     5073    86803 SH       SOLE                    86803
MBIA, INC.                     COM              55262C100      538     8210 SH       SOLE                     8210
MCI WORLDCOM INC.              COM              55268B106      229     3194 SH       SOLE                     3194
MERCK & CO INC                 COM              589331107     1176     7975 SH       SOLE                     7975
MICROSOFT CORPORATION          COM              594918104    20221   145801 SH       SOLE                   145801
MOBIL CORPORATION              COM              607059102      649     7448 SH       SOLE                     7448
MONSANTO CO.                   COM              611662107     5136   108120 SH       SOLE                   108120
NETWORK ASSOCIATES INC         COM              640938106     4025    60755 SH       SOLE                    60755
NEWELL RUBBERMAID INC.         COM              651229106     2113    51231 SH       SOLE                    51231
NOBLE DRILLING CORP.           COM              655042109     1086    83950 SH       SOLE                    83950
NOKIA CORPORATION ADR A        ADR              654902204     8178    67900 SH       SOLE                    67900
PEPSICO, INC.                  COM              713448108     4766   116609 SH       SOLE                   116609
PFIZER INC                     COM              717081103     5811    46489 SH       SOLE                    46489
PROCTER & GAMBLE               COM              742718109      441     4828 SH       SOLE                     4828
RAYTHEON CLASS B SHARES        COM              755111408      466     8755 SH       SOLE                     8755
ROWAN COMPANIES INC            COM              779382100     1068   108110 SH       SOLE                   108110
ROYAL DUTCH PETROLEUM CO. ADR  ADR              780257804      329     6880 SH       SOLE                     6880
RPM INC.                       COM              749685103      220    13750 SH       SOLE                    13750
SAP ADR                        COM              803054204     2562    71045 SH       SOLE                    71045
SBC COMMUNICATIONS INC.        COM              78387G103      251     4682 SH       SOLE                     4682
SCHLUMBERGER                   COM              806857108      333     7185 SH       SOLE                     7185
STATE STREET BANK CORP.        COM              857477103      627     8940 SH       SOLE                     8940
SUN MICROSYSTEMS INC.          COM              866810104     6625    77370 SH       SOLE                    77370
T. ROWE PRICE ASSOCIATES INC.  COM              741477103     4736   138290 SH       SOLE                   138290
THE WILLIAMS COMPANIES, INC.   COM              969457100      442    14179 SH       SOLE                    14179
TRANSOCEAN OFFSHORE INC.       COM              G90076103      957    35700 SH       SOLE                    35700
TRICON GLOBAL RESTAURANTS INC. COM              895953107      281     5600 SH       SOLE                     5600
VINTAGE PETROLEUM INC.         COM              927460105     2594   300738 SH       SOLE                   300738
WAL-MART STORES, INC.          COM              931142103     1470    18050 SH       SOLE                    18050
WARNER LAMBERT                 COM              934488107      699     9300 SH       SOLE                     9300